Note 5 - Accounts Payable and Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	June 30, 2014	December 31, 2013
Accounts payable	$600,953	$565,127
Accrued payroll liabilities and related penalties	596,475	607,134
Accrued salary	671,280	418,440
Accrued interest	217,803	158,869
Other accruals	119,078	117,622
	$2,205,589	$1,867,192

	December 31,
	2013	2012
Accounts payable	$565,127	$432,436
Accrued payroll liabilities and related penalties	607,134	411,670
Accrued salary	418,440	143,167
Accrued interest	158,869	134,559
Other accruals	117,622	539
	$1,867,192	$1,122,371